Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on September 19, 2012

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______	[ ]

Post-Effective Amendment No. 415	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 417	[ X ]

 (Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street

Omaha, NE 68137

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	James Ash Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2619

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

(  )

immediately upon filing pursuant to paragraph (b).

(X)

on September 20 , 2012 pursuant to paragraph (b).

(  )

60 days after filing pursuant to paragraph (a)(1).

(  )

on (date) pursuant to paragraph (a)(1).

(  )

75 days after filing pursuant to paragraph (a)(2).

(  )

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 378 to its Registration Statement until September 20, 2012.  Post-Effective Amendment No. 378 to the Trust’s Registration Statement relates to the Sandalwood Multi-Strategy Opportunity Fund.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 378 under the Securities Act of 1933 and Amendment No. 380 under the Investment Company Act of 1940, filed on May 25, 2012, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this Post-Effective Amendment No. 415 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 19th day of September 2012.

                                                                NORTHERN LIGHTS FUND TRUST

                                      (Registrant)

/s/ Andrew Rogers

By: Andrew Rogers,

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola*	Trustee & Chairman	September 19, 2012
John V. Palancia*	Trustee	September 19, 2012
Gary Lanzen*	Trustee	September 19, 2012
Anthony Hertl*	Trustee	September 19, 2012
Mark Taylor*	Trustee	September 19, 2012
/s/ Andrew Rogers Andrew Rogers	President and Principal Executive Officer	September 19, 2012
Kevin Wolf*	Treasurer and Principal Accounting Officer	September 19, 2012

By:

Date:

/s/ James P. Ash, Esq.

September 19, 2012

James Ash

*Attorney-in-Fact – Pursuant to Powers of Attorney